Fair Values of Assets and Liabilities (Details 6) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial Assets
Cash and due from banks	$ 13,962	$ 14,487
Investment securities held-to-maturity	18,877	1,469
Loans	205,082	191,751
Financial Liabilities
Deposits	230,885	204,252
Short-term borrowings	30,468	32,557	31,312
Long-term debt	31,953	31,537
Carrying Amount [Member]
Financial Assets
Cash and due from banks	13,962	14,487
Investment securities held-to-maturity	18,877	1,469
Mortgages held for sale	3	4
Other loans held for sale	228	267
Loans	205,082	191,751
Financial Liabilities
Deposits	230,885	204,252
Short-term borrowings	30,468	32,557
Long-term debt	31,953	31,537
Fair Value [Member]
Financial Assets
Cash and due from banks	13,962	14,487
Investment securities held-to-maturity	19,216	1,419
Mortgages held for sale	3	4
Other loans held for sale	228	267
Loans	206,646	192,058
Financial Liabilities
Deposits	231,184	204,799
Short-term borrowings	30,448	32,839
Long-term debt	$ 32,664	$ 31,981